Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Compensation
Share-Based Compensation

6.Share-Based Compensation

The Company’s 2021 Incentive Equity Plan (the “Plan”) provides that the aggregate number of common shares reserved for future issuance under the Plan is 33,699,685 common shares, including 9,017,299 shares added to the Plan in January 2022 pursuant to the Plan’s automatic annual increase provision described below, provided that 2,243,853 of the outstanding common shares shall only be available for awards made to non-employee directors of the Company. On the first day of each fiscal year beginning in 2022 to the tenth anniversary of the closing of the Business Combination, the number of common shares that may be issued pursuant to the Plan is automatically increased by an amount equal to the lesser of 4% of the number of outstanding common shares or an amount determined by the Board of Directors.

Stock options

As at March 31, 2022, there were 15,503,748 stock options outstanding under the Company’s Short-Term Incentive Plan (“STIP”) and 9,783,922 stock options outstanding under the Company’s Long-Term Incentive Plan (“LTIP”). No stock options were issued or exercised during the three months ended March 31, 2022. During the three months ended March 31, 2022, the Company recognized $3.9 million (three months ended March 31, 2021 - $30.4 million) of share-based compensation expense for stock options in the statement of loss and comprehensive loss, of which $2.0 million (three months ended March 31, 2021 - $18.1 million) was related to exploration and evaluation activities and $1.9 million (three months ended March 31, 2021 - $12.3 million) was related to general and administration matters.

Restricted Share Units (“RSUs”)

During the three months ended March 31, 2022, the Company granted 369,394 RSUs one-third of which vest on each anniversary of the grant date, 527,800 RSUs one-fourth of which vest on each anniversary of the grant date and 1,457,404 RSUs which vested immediately on the grant date, including 1,072,572 RSUs issued to settle liabilities with a carrying amount of $1.8 million, at a weighted average grant date fair value of $1.75 per RSU.

A total of $1.9 million (three months ended March 31, 2021 - $nil) was charged to the statement of loss and comprehensive loss as share-based compensation expense for the three months ended March 31, 2022, of which $0.9 million (three months ended March 31, 2021 - $nil) was recorded in exploration and evaluation expenses and $1.0 million (three months ended March 31, 2021 - $nil) was recorded in general and administrative expenses. As at March 31, 2022, total unrecognized share-based compensation expense for RSUs was $12.1 million (December 31, 2021 - $12.3 million).

16.Share-Based Compensation

The Company’s 2021 Incentive Equity Plan (the “Plan”) provides that the aggregate number of common shares reserved for future issuance under the Plan is 24,682,386 common shares, provided that 2,243,853 of the outstanding common shares shall only be available for awards made to non-employee directors of the Company. On the first day of each fiscal year beginning in 2022 to the tenth anniversary of the closing of the Business Combination, the number of common shares that may be issued pursuant to the Plan is automatically increased by an amount equal to the lesser of 4% of the number of outstanding common shares or an amount determined by the Board of Directors.

Stock options

Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of stock options to directors, officers, employees, and consultants of the Company and its subsidiaries. The Board of Directors grants such options with vesting periods and exercise prices determined at its sole discretion. As described in Note 6, existing DeepGreen options were automatically adopted by TMC after application of the Exchange Ratio to both the underlying number of common shares and the exercise price and provided for additional Special Shares to be issued to option holders on a pro-rata basis, if exercised. The Rollover Options did not change in value as a result of the Business Combination. Comparative information below has been restated by adjusting for the number of options and exercise prices for the Exchange Ratio.

As at December 31, 2021, there were 15,503,748 stock options outstanding under the Company’s Short-Term Incentive Plan (“STIP”) and 9,783,922 stock options outstanding under the Company’s Long-Term Incentive Plan (“LTIP”). The Company grants awards under the STIP and LTIP under its equity incentive plans in effect at the time of the award. The stock options currently outstanding were granted under DeepGreen’s equity incentive plan. No new stock options have been granted under the Company’s Plan.

A continuity schedule of the Company’s stock options in the Company’s STIP is as follows:

		Weighted	Aggregate	Weighted
		average	intrinsic	average
	Number of	exercise	value of	contractual
	Options	price per	stock	life
	Outstanding	option	options	(years)
Outstanding – December 31, 2019	19,656,145	$0.60	$49,231	7.28
Granted	1,610,776	2.00
Expired	(115,786)	0.30
Cancelled/Forfeited	(2,995,968)	0.65
Exercised	(2,605,190)	0.35
Outstanding – December 31, 2020	15,549,977	$0.80	$36,126	7.34
Granted	6,373,203	2.10
Expired	(50,946)	0.39
Cancelled/Forfeited	(57,893)	0.65
Exercised	(6,310,593)	0.67
Outstanding – December 31, 2021	15,503,748	$1.40	$17,415	6.33
Vested and expected to vest – December 31, 2021	15,503,748	$1.40	$17,415	6.33
Vested and exercisable – December 31, 2021	14,175,425	$0.94	$17,406	6.32

A summary of the Company’s stock options granted and outstanding under the Company’s STIP as at December 31, 2021 is as follows:

		Weighted average	Number of	Number of
		life to expiry	Options	Options
Expiry Date	Exercise price	(years)	Outstanding	Exercisable
March 5, 2022	$0.65	0.18	634,541	634,541
March 5, 2023	$2.59	1.18	405,251	270,167
March 31, 2024	$0.65	2.25	73,811	73,811
March 5, 2025	$8.64	3.18	405,251	—
December 31, 2025	$0.65	4.00	11,578	11,578
February 2, 2026	$0.65	4.09	57,893	57,893
February 17, 2026	$0.22 - $0.52	4.13	448,861	448,861
June 1, 2028	$0.65 - $8.64	6.42	12,192,914	11,404,926
June 30, 2028	$2.59	6.50	1,273,648	1,273,648
			15,503,748	14,175,425

The total grant date fair value of STIP stock options that vested during the year ended December 31, 2021, was $30.7 million. As at December 31, 2021, total unrecognized share-based compensation expense of $2.7 million is expected to be recognized over a weighted-average recognition period of approximately one year.

During the year ended December 31, 2021, the Company granted 9,783,922 stock options under its LTIP. These stock options have an exercise price of $0.65 per option and expire on June 1, 2028. The aggregate intrinsic value of LTIP stock options as at December 31, 2021 was $14.0 million. None of the LTIP stock options were exercisable on December 31, 2021. The Company expects LTIP options to vest as and when the market and performance milestones described below are achieved. As at December 31, 2021, total unrecognized share-based compensation expense for the LTIP stock options was $30.1 million.

As at December 31, 2021, the fair value of the Company’s common shares was $2.08 per share. As at December 31, 2021, the Company used the closing market price of its common shares to determine the intrinsic value of outstanding stock options. Prior to closing of the Business Combination on September 9, 2021, there was no quoted market price for the Company’s common shares. Accordingly, the Company estimated the fair value of common shares based on the PWERM by first defining the range of potential future liquidity outcomes, including the share price used for its most recent private placements and the share price used for the Business Combination, then allocating its value based on the probability of that event occurring. The approach involves estimates, judgments and assumptions that are highly complex and subjective. Changes in any or all of these estimates and assumptions, or the relationships between these assumptions, impact the Company’s valuation of its common shares as of each valuation date which may have a material impact on the valuation of the Company’s common shares and equity awards for accounting purposes.

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2021 was $39.4 million.

Activity and Valuation

On February 17, 2021, the Company granted a total of 568,120 incentive stock options to certain directors and non-employees. These options have an exercise price of between $0.22 per share and $0.65 per share, vested immediately upon grant, and expire between February 17, 2026 and February 26, 2026.

On February 26, 2021, the Company granted a total of 46,777 incentive stock options to a consultant. These options have an exercise price of $0.22 per share, vested immediately upon grant, and expire on February 26, 2026.

On March 4, 2021, the Company granted 5,758,306 incentive stock options to certain employees, directors and consultants under the Company’s STIP, as well as 9,783,922 incentive stock options to the same individuals under its LTIP.

The stock options granted under the STIP expire on June 1, 2028 or earlier, have exercise prices ranging between $0.65 per share and $8.64 per share, and have vesting periods with a maximum of three years.

The fair value of the options granted under the Company’s STIP was estimated on the date of grant using the Black-Scholes option pricing model, with the following weighted average assumptions:

	2021
Expected share price volatility	89.4%
Expected life of options	3.7	years
Risk-free interest rate	0.5%
Expected dividend yield	0.0%
Estimated per share fair value of the Company’s common shares	$6.05

The stock options granted under the LTIP have an exercise price of $0.65 per share and expire on June 1, 2028. The LTIP awards vest as follows:

(1)	Tranche 1 - 25% when the Company’s market capitalization equals $3 billion;
(2)	Tranche 2 - 35% when the Company’s market capitalization equals $6 billion;
(3)	Tranche 3 - 20% upon the date that the ISA grants an exploitation contract to the Company; and
(4)	Tranche 4 - 20% upon the commencement of the first commercial production following the grant of the exploitation contract.

Tranche 1 and Tranche 2 vest based on the Company’s market capitalization of $3 billion and $6 billion, respectively. Accordingly, these options are determined to be market-based awards for which the Company has calculated fair value and derived a service period through which to expense the related fair value. The options included in Tranche 1 and Tranche 2 had a grant date fair value of $5.59 per share and $5.42 per share and derived service periods of 0.33 years and 1.41 years, respectively. The Company will expense these awards ratably over the remaining service period.

Tranche 3 and Tranche 4 of the LTIP stock options vest based on the date the ISA grants an exploitation contract and the commencement of commercial production. These options are determined to be performance-based awards. The Company will recognize compensation costs for the performance-based awards if and when the Company concludes that it is probable that the performance conditions will be achieved. As at December 31, 2021, no compensation expense related to the performance based awards was recorded as the awarding of an ISA contract is outside the control of the Company. The Company will reassess the probability of the vesting of the performance-based awards at each reporting period and adjust the compensation cost when determined to be probable.

The fair value of awards granted under the LTIP was estimated on the date of grant using the following weighted average assumptions:

	Tranche 1 and
	Tranche 2[1]		Tranche 3[2]		Tranche 4[2]
Expected stock price volatility	91.0%		91.2%		91.2%
Expected life of options (years)	7.3	years	5.2	years	5.4	years
Risk-free interest rate	1.3%		0.8%		0.9%
Expected dividend yield	0.0%		0.0%		0.0%
Estimated per share fair value of the Company’s common shares	$6.05		$6.05		$6.05
1.	The fair value of the market-based awards granted under the LTIP was estimated on the date of grant using a Monte-Carlo model to simulate a distribution of future share prices.
2.	The fair value of the performance-based awards granted under the LTIP was estimated on the date of grant using the Black-Scholes option pricing model.

Changes in these assumptions could have a material impact on the Company’s loss and comprehensive loss.

In September 2021, the Board of Directors approved amendments for certain stock option grants to extend their term beyond the retirement provisions in the Plan, resulting in an expense of $3.9 million.

During the year ended December 31, 2021, the Company recognized $59.3 million of share-based compensation expense for stock options in the statement of loss and comprehensive loss (2020: $4.1 million).

Share-based compensation expense for stock options totaling $32.7 million related to general and administration matters were charged to the statement of loss and comprehensive loss for the year ended December 31, 2021 (2020: $3.3 million). The Company recorded a total of $26.6 million of share-based compensation expense for stock options related to exploration and evaluation activities for the year ended December 31, 2021 (2020: $0.8 million).

Restricted Share Units

The Company may, from time to time, grant RSUs to directors, officers, employees, and consultants of the Company and its subsidiaries under the Plan, whether to the STIP, the LTIP or otherwise. During the year ended December 31, 2021, the Company granted 3,556,224 RSUs vesting in thirds on each anniversary of the grant date, 398,438 RSUs vesting in fourths on each anniversary of the grant date and 173,216 RSUs vesting immediately on grant date. On each vesting date, RSU holders are entitled to receive common shares equivalent to the number of RSUs held provided the holder is providing service to the Company on such vesting date. A total of $1.0 million was charged to the statement of loss and comprehensive loss as share-based compensation expense for the year ended December 31, 2021, of which $0.4 million was recorded in exploration and evaluation expenses and $0.6 million was recorded in general and administrative expenses. As at December 31, 2021, total unrecognized share-based compensation expense for RSUs was $12.3 million.

A summary of the RSU activity is presented in the table below:

		Weighted
	Number of	average grant-
	RSUs	date fair value
	Outstanding	per RSU
Outstanding – December 31, 2020	—	$—
Granted	4,127,878	3.29
Forfeited	(8,032)	12.45
Exercised	(173,216)	2.30
Outstanding – December 31, 2021	3,946,630	$3.31

The grant date fair value of RSUs is equivalent to the closing share price of the Company’s common shares on the date of grant. As at December 31, 2021, there were no RSUs vested and exercisable.